Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Schedule of accounts receivable	Accounts receivable, net consisted of the following:
	As of March 31,
	2026	2025
Accounts receivable, gross	$—	$160,616
Less: allowance for credit losses	—	(160,616)
Total Accounts receivable, net	$—	$—